Capital Structure, Common Stock Issuances and Buybacks (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Oct. 08, 2021 USD ($) shares	Oct. 05, 2021 USD ($) shares	Jul. 02, 2021 shares	May 06, 2021 USD ($) shares	Apr. 26, 2021 USD ($) $ / shares shares	Jan. 08, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Feb. 19, 2021 $ / shares	Aug. 20, 2020 shares	Apr. 02, 2020 $ / shares
Common Stock Issuances and Buybacks [Abstract]
Authorized amount under share repurchase plan | $											$ 5,000
Number of shares repurchased (in shares)								0
Repurchase of common stock (in shares)							170,210
Average price of repurchased shares (in dollars per share) | $ / shares							$ 9.93
Repurchase of common stock | $							$ 1,708		$ 1,708
Dividend payable (in shares)			1
Number of shares called by each warrant/Right held (in shares)					1	1
Exercise price of Rights (in dollars per share) | $ / shares					$ 7	$ 7		$ 5						$ 27.2
Holding period before Rights become exercisable after announcement								10 days
Threshold beneficial ownership percentage by individual								10.00%
Threshold beneficial ownership percentage by passive institutional investor								15.00%
Threshold percentage of assets, cash flow or earning power sold or transferred								50.00%
Redemption price of Rights (in dollars per share) | $ / shares								$ 0.0001
Number of Rights exercised (in shares)							0	0	0
Number of units issued (in shares)				428,571		798,691
Warrant exercise price (in dollars per share) | $ / shares					7	$ 7		$ 5						$ 27.2
Share price (in dollars per share) | $ / shares					$ 7	$ 7				$ 7		$ 17
Repayment of subordinated long-term debt by issuance of shares | $								$ 0	$ 3,000	$ 0
Issuance of common stock for repayment of subordinated long-term debt (in shares)					428,571
Pre-Funded Warrants [Member]
Common Stock Issuances and Buybacks [Abstract]
Exercise price of Rights (in dollars per share) | $ / shares										$ 0.001
Number of securities included in each unit (in shares)					1
Warrant exercise price (in dollars per share) | $ / shares										$ 0.001
Warrant [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of securities included in each unit (in shares)					10	10
Series A Participating Preferred Share [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of shares called by each warrant/Right held (in shares)								0.001
Common Stock [Member]
Common Stock Issuances and Buybacks [Abstract]
Repurchase of common stock (in shares)									170,210
Repurchase of common stock | $									$ 0
Number of securities included in each unit (in shares)					1	1							1
Issuance of common stock for repayment of subordinated long-term debt (in shares)									428,571
Issuance of common stock upon conversion of convertible notes (in shares)									300,000
Second JDH Loan [Member]
Common Stock Issuances and Buybacks [Abstract]
Repayment of subordinated long-term debt by issuance of shares | $				$ 3,000	$ 3,000
First JDH Loan [Member]
Common Stock Issuances and Buybacks [Abstract]
Face amount | $	$ 3,480	$ 120
Issuance of common stock upon conversion of convertible notes (in shares)	290,000	10,000